Cover	Jun. 07, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2026
Entity File Number	001-43295
Entity Registrant Name	DUKE Robotics Corp.
Entity Central Index Key	0001638911
Entity Tax Identification Number	47-3052410
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10 HaRimon Street
Entity Address, City or Town	Mevo Carmel Science and Industrial Park
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069203
City Area Code	972
Local Phone Number	054-5707050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common stock, $0.0001 par value per share
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	DUKR
Security Exchange Name	NASDAQ
Warrants, each to purchase one share of common stock
Title of 12(b) Security	Warrants, each to purchase one share of common stock
Trading Symbol	DUKRW
Security Exchange Name	NASDAQ